Stock Incentive Plan (Tables)	12 Months Ended
Jun. 30, 2021
2015 Stock Option Plan
Summary of Outstanding Stock Option Activity

(in thousands)	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Intrinsic Value
Outstanding at June 30, 2019	670,629	$16.96	2.98	1,706,900
Granted	299,760	$22.50	—	—
Forfeited	(70,037)	$17.08	—	—

Outstanding, at June 30, 2020	900,352	$18.79	2.99	2,201,700
Granted
Forfeited	(84,373)	$18.31	—	—
Cancelled	(815,979)	$18.84	—	—

Outstanding, at June 30, 2021	—	$—	—	—